                                            May 5, 2003

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C.

        Re: First Variable Rate Fund for Government Income

            SEC File numbers: 002-56809 and 811-2633

         In lieu of filing under paragraph (b) or (c) of Section 497, the above registrant is hereby filing a certification that:

         (1) the form of prospectus that would have been filed under paragraph (b) or (c) of Section 497 would not have differed from that contained in the most recent registration statement (effective April 30, 2003)

or amendment; and

         (2) the text of the most recent registration statement (effective

April 30, 2003) has been filed electronically.

         If you have questions or require further information, please contact me at 301-951-4881.

                                            Sincerely,

                                            /s/Susan Walker Bender

                                            Susan Walker Bender

                                            Associate General Counsel